UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

3 Bethesda Metro Center Suite 700 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Noah Hamman 3 Bethesda Metro Center Suite 700 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:  (202) 684-6383

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADVISORSHARES TRUST DENT TACTICAL ETF

Schedule of Investments (Unaudited)
September 30, 2010

Investments	Shares	Value
EXCHANGE TRADED FUNDS–52.9%
Equity Fund–52.9%
iShares MSCI Chile Investable Market Index Fund	36,289	$2,686,112
iShares MSCI Malaysia Index Fund	179,543	2,466,921
iShares MSCI Singapore Index Fund	181,071	2,393,758
iShares MSCI South Africa Index Fund	33,947	2,281,917
Wisdomtree India Earnings Fund	91,899	2,423,377
Total Exchange Traded Funds (Cost $10,796,600)		12,252,085

MONEY MARKET FUND–47.1%
Goldman Sachs Money Market Fund (Cost $10,905,080)	10,905,080	10,905,080
Total Investments–100.0% (Cost $21,701,680)		23,157,165
Liabilities in Excess of Other Assets–(0.0%)		(15,597)
Net Assets–100.0%		$23,141,568

ADVISORSHARES TRUST WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (Unaudited)
September 30, 2010

Investments	Shares	Value
COMMON STOCKS–93.9%
Auto Manufacturers–1.8%
Byd Co. Ltd. (a)	1,400	$113,190
Chemicals–3.4%
Potash Corp. of Saskatchewan, Inc.	1,499	215,916
Commercial Services–4.8%
Sgs SA (a)	18,978	306,874
Computers–4.1%
Infosys Technologies Ltd. (a)	3,855	259,480
Cosmetics / Personal Care–5.1%
L'Oreal SA (a)	14,513	326,252
Distribution / Wholesale–6.1%
LI & Fung Ltd. (a)	68,744	391,841
Diversified Financial Services–3.0%
Lazard Ltd., Class A	5,399	189,397
Engineering & Construction–3.9%
ABB Ltd. (a)	11,761	248,392
Food–7.4%
Nestle SA (a)	5,325	284,515
Tesco PLC (a)	9,316	187,717
Total Food		472,232
Holding Companies - Diversified–2.2%
LVMH Moet Hennessy Louis Vuitton SA (a)	4,845	141,862

Investments	Shares	Value
Household Products / Wares–4.3%
Reckitt Benckiser Group PLC (a)	25,012	$276,133
Insurance–4.3%
ACE Ltd.	4,657	271,270
Internet–7.9%
Baidu, Inc./China (a)	3,023	310,220
Tencent Holdings Ltd. (a)	8,964	196,581
Total Internet		506,801
Pharmaceuticals–11.2%
Novartis AG (a)	3,900	224,913
NOVO Nordisk A/S (a)	3,003	295,615
Teva Pharmaceutical Industries Ltd. (a)	3,605	190,163
Total Pharmaceuticals		710,691
Retail–12.7%
CIE Financiere Richemont SA (a)	31,842	151,249
Hennes & Mauritz AB (a)	42,706	310,046
Wal-Mart de Mexico SAB de CV (a)	13,710	345,766
Total Retail		807,061
Semiconductors–3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	23,593	239,233
Telecommunications–3.7%
Amdocs Ltd. *	8,257	236,646
Transportation–4.2%
Canadian National Railway Co.	4,196	268,628
Total Common Stocks (Cost $5,802,824)		5,981,900

MONEY MARKET FUND–1.5%
Invesco Gov't & Agency (Cost $94,214)	94,214	94,214
Total Investments–95.4% (Cost $5,897,038)		6,076,113
Other Assets in Excess of Liabilities–4.6%		295,441
Net Assets–100.0%		$6,371,554

(a)	American Depositary Receipt

*	Non-income producing security

ADVISORSHARES TRUST MARS HILL GLOBAL RELATIVE VALUE ETF

Schedule of Investments (Unaudited)
September 30, 2010

Investments	Shares	Value
EXCHANGE TRADED FUNDS–102.9%
Country Funds - Closed-End Fund–1.5%
Morgan Stanley China A Share Fund, Inc.	23,395	$645,936
Equity Fund–101.4%
iShares FTSE/Xinhua China 25 Index Fund	88,600	3,793,852
iShares MSCI Chile Investable Market Index Fund	60,320	4,464,886
iShares MSCI Malaysia Index Fund	322,112	4,425,819
iShares MSCI Poland Investable Market Index Fund	36,727	1,180,773
iShares MSCI South Africa Index Fund	34,373	2,310,553
iShares MSCI South Korea Index Fund	42,346	2,265,088
iShares MSCI Sweden Index Fund	80,748	2,339,270
iShares MSCI Taiwan Index Fund	166,138	2,251,170
iShares MSCI Thailand Index Fund	74,619	4,630,855
JPMorgan Alerian MLP Index ETN	133,251	4,495,889
Market Vectors - Indonesia Index ETF*	26,323	2,279,835
Market Vectors - Russia ETF	67,431	2,193,530
Market Vectors Brazil Small-Capital ETF*	19,926	1,119,642
Wisdomtree India Earnings Fund	260,516	6,869,807
Total Equity Fund		44,620,969
Total Exchange Traded Funds (Cost $41,593,124)		45,266,905

MONEY MARKET FUND–0.4%
Dreyfus Cash Management (Cost $207,207)	207,207	207,207
Total Investments Before Securities Sold, Not Yet Purchased (Cost $41,800,331)		45,474,112

Securities Sold, Not Yet Purchased-(65.9%)
Financial Select Sector SPDR Fund	147,746	(2,120,155)
iShares Dow Jones US Aerospace & Defense Index Fund	40,996	(2,208,865)
iShares Dow Jones US Broker Dealers Index Fund	169,231	(4,279,852)
iShares MSCI Belgium Investable Market Index Fund	175,050	(2,324,664)
iShares MSCI France Index Fund	286,653	(6,876,805)

Investments	Shares	Value
Securities Sold, Not Yet Purchased-(65.9%) (continued)
SPDR KBW Regional Banking ETF	183,376	$(4,201,144)
SPDR S&P Homebuilders ETF	155,386	(2,456,653)
SPDR S&P Oil & Gas Exploration & Production ETF	107,263	(4,532,934)

Total Securities Sold, Not Yet Purchased (Proceeds Received $27,686,990)		(29,001,072)
Total Investments Net of Securities Sold, Not Yet Purchased–37.4% (Cost $14,113,341)		16,473,039
Other Assets in Excess of Other Liabilities–62.6%		27,529,781
Net Assets–100.0%		$44,002,820
____________
ETF - Exchange Traded Fund

*	Non-income producing security

ADVISORSHARES TRUST Mars Hill Global Relative Value ETF
Futures Contracts
September 30, 2010 (Unaudited)

Position	Contracts	Description	Notional Value	Market Value	Unrealized Loss
Short	190	S&P 500 E-mini, Dec., 2010	$ 10,552,305	$ 10,798,650	$ (246,345)

ADVISORSHARES TRUST Mars Hill Global Relative Value ETF
Short Swap Contracts
September 30, 2010 (Unaudited)

Reference Entity	Counterparty	Number of Contracts	Termination Date	Notional Amounts	Market Value	Unrealized Loss
iShares MSCI EUR Financial Sector Index Fund	Morgan Stanley	244,536	7/10/2011	$ 5,167,350	$ 5,438,480	$ (271,130)
iShares MSCI Italy Index Fund	Morgan Stanley	203,989	7/10/2011	3,186,933	3,427,015	(240,082)
iShares MSCI Austria Investa Index	Morgan Stanley	119,572	7/10/2011	2,041,846	2,356,166	(314,320)
iShares MSCI Spain Index Fund	Morgan Stanley	110,931	7/10/2011	4,148,866	4,509,345	(360,479)

The Funds utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Funds’ assets carried at fair value:

Dent Tactical ETF
Investments in Securities	Level 1
Exchange Traded Funds	$12,252,085
Money Market Fund	10,905,080
Total	$23,157,165

	Mars Hill Global Relative Value ETF
Investments in Securities	Level 1	Level 2
Exchange Traded Funds	$16,550,497	$ -
Money Market Fund	207,207	-
Other Investments*	-	(1,432,356)
Total	$17,135,640	$(1,432,356)

WCM/BNY Mellon Focused Growth ADR ETF
Investments in Securities	Level 1
Exchange Traded Funds	$16,550,497
Money Market Fund	585,143
Total	$17,135,640

* Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized gain (loss) on the instrument.
At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dent Tactical ETF	$21,701,680	$ 1,455,485	$-	$ 1,455,485
Mars Hill Global Relative Value ETF	14,113,341	3,800,295	(1,440,597)	2,359,698
WCM/BNY Mellon Focused Growth ETF	5,897,038	185,345	(6,269)	179,076

Item 2.	Controls and Procedures.

(a)
The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorShares Trust

By: /s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date: November 29, 2010

By: /s/ Dan Ahrens
Dan Ahrens
Treasurer

Date: November 29, 2010